Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
7.	PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2017	2018
	$	$
At cost:
Leasehold improvements	889	846
Computer and network equipment	4,589	4,367
Office equipment	898	900
Motor vehicles	233	218
	6,609	6,331
Less: accumulated depreciation	(6,105)	(6,026)

	504	305

Depreciation expense from continuing operations was $791, $512 and $264 for the years ended December 31, 2016, 2017 and 2018, respectively.

	For the years ended December 31,
	2016	2017	2018
	$	$	$

Cost of revenues	347	266	104
Sales and marketing expenses	15	25	3
General and administrative expenses	57	63	47
Research and development expenses	372	158	110

	791	512	264